Regulation - Customer Relief Initiatives Narrative (Details) - Utilities Customer Relief Initiatives - CAD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2020	Mar. 31, 2020
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Refund to customers			$ 11
ACC | UNS Energy
Public Utilities, General Disclosures [Line Items]
Payment plan period	8 months
BCUC | FortisBC Energy and FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Period of bill deferrals		3 months
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Deferred collection in customer rates				$ 4